Subsequent events (Details Narrative) $ in Millions, $ in Millions		1 Months Ended				12 Months Ended
	Jul. 08, 2026 USD ($)	Sep. 22, 2026 USD ($)	Aug. 31, 2026 USD ($)	Aug. 28, 2026 USD ($)	Jul. 30, 2026	Jun. 30, 2026 ARS ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 ARS ($)	Jun. 30, 2024 ARS ($)	Jun. 08, 2026 ARS ($)	Apr. 30, 2026 ARS ($)	Jan. 20, 2026 ARS ($)	Dec. 17, 2025 ARS ($)	Sep. 02, 2025 ARS ($)	Jul. 11, 2025 ARS ($)
Statement [Line Items]
Aggregate principal amount										$ 50.0	$ 64.2	$ 87.6	$ 180.0	$ 31.3	$ 43.7
Advance payments for the acquisition of real estate properties							$ 12.6
Segment profit / (loss)						$ 372,280.0		$ 299,635.0	$ 198,770.0
After Reporting Period [Member]
Statement [Line Items]
Description of exchange agreement			IRSA entered into another exchange agreement for a plot of land with an area of 2,095 sqm and an estimated total saleable area of 7,483 sqm, located within Phase 1 Extended of the “Ramblas del Plata” project. The transaction amounts to approximately USD 6.7 million and will be settled through a cash advance and functional units in the development to be built on the lot
Description of barter agreement					IRSA signed a barter agreement for a lot with a surface area of 2,360 square meters and a total estimated sellable area of 4,500 square meter, belonging to Stage 1 (extended) of the “Ramblas del Plata” project
After Reporting Period [Member] | Series LIII Notes [Member]
Statement [Line Items]
Description of interest payable			The principal will be repaid in a single installment on the maturity date, April 30, 2030. The total principal amount outstanding of the Series LIII Notes, including the original issuance completed on April 30, 2026, amounts to USD 63.4 million
Aggregate principal amount			$ 40.4
Bearing fixed interest rate of principal amount			6.25%
After Reporting Period [Member] | Series XLIV Notes [Member]
Statement [Line Items]
Description of interest payable	The redemption was completed on July 17, 2026, in accordance with the terms and conditions set forth in the Prospectus Supplement for the Series XLIV Notes dated January 5, 2024. The redemption price was 101% of the principal amount of each outstanding Series XLIV Notes, plus accrued and unpaid interest up to the redemption date
Aggregate principal amount	$ 39.8
After Reporting Period [Member] | Related Party Transaction - IRSA [Member]
Statement [Line Items]
Investment approved in cash		$ 4.0
After Reporting Period [Member] | Series XLIX Notes [Member]
Statement [Line Items]
Description of interest payable				The redemption was completed on September 4, 2026, in accordance with the terms and conditions set forth in the Prospectus Supplement for the Series XLIX Notes dated August 22, 2025. The redemption price was 100% of the principal amount of each outstanding Series XLIX Notes, plus accrued and unpaid interest up to the redemption date
Aggregate principal amount				$ 31.3
General Ordinary and Extraordinary Shareholders IRSA[Member]
Statement [Line Items]
Segment profit / (loss)						394,081.0
Distribution of future dividend						211,000.0
General Ordinary and Extraordinary Shareholders CRESUD[Member]
Statement [Line Items]
Segment profit / (loss)						244,516.0
Distribution of future dividend						$ 116,000.0